Vanguard® S&P Small-Cap 600 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Communication Services (1.3%)
*	TechTarget Inc.	30,220	2,920
	Cogent Communications Holdings Inc.	31,856	2,387
	Shenandoah Telecommunications Co.	38,833	986
*	QuinStreet Inc.	58,748	899
*	Thryv Holdings Inc.	10,866	425
			7,617
Consumer Discretionary (12.7%)
*	Meritage Homes Corp.	44,895	5,067
	LCI Industries	30,144	4,590
*	Dorman Products Inc.	34,167	3,792
*	LGI Homes Inc.	25,832	3,711
	Installed Building Products Inc.	27,979	3,612
*	Shake Shack Inc. Class A	46,668	3,406
	Shutterstock Inc.	27,946	3,186
	Rent-A-Center Inc.	72,119	3,185
*	Vista Outdoor Inc.	68,412	2,988
*	Boot Barn Holdings Inc.	21,121	2,584
*	iRobot Corp.	33,441	2,538
	Century Communities Inc.	35,418	2,517
*	Sleep Number Corp.	28,150	2,246
*	Gentherm Inc.	26,075	2,202
	Patrick Industries Inc.	26,796	2,138
	MDC Holdings Inc.	39,720	1,900
	Big Lots Inc.	41,262	1,790
*	Cavco Industries Inc.	5,921	1,761
	Steven Madden Ltd.	35,776	1,698
	Winnebago Industries Inc.	20,476	1,479
*	Dine Brands Global Inc.	20,529	1,474
	Hibbett Inc.	17,916	1,397
	Kontoor Brands Inc.	25,740	1,388
*	MarineMax Inc.	25,983	1,384
	Wolverine World Wide Inc.	37,345	1,163
*	Brinker International Inc.	29,529	1,022
	Sturm Ruger & Co. Inc.	13,052	936
*	Tupperware Brands Corp.	59,618	932
	La-Z-Boy Inc.	27,468	917
*	Cheesecake Factory Inc.	20,232	775
	Buckle Inc.	14,389	677
*	Zumiez Inc.	14,667	671
	PetMed Express Inc.	24,311	665
*	Monarch Casino & Resort Inc.	7,942	535

		Shares	Market Value ($000)
*	Lumber Liquidators Holdings Inc.	34,757	533
*	America's Car-Mart Inc.	4,825	474
*	Liquidity Services Inc.	20,844	473
*	WW International Inc.	24,568	413
*	Fossil Group Inc.	30,397	363
*	Perdoceo Education Corp.	36,580	360
	Haverty Furniture Cos. Inc.	8,180	245
*	Ruth's Hospitality Group Inc.	14,114	240
*	Universal Electronics Inc.	6,558	237
*	American Public Education Inc.	12,419	235
*	El Pollo Loco Holdings Inc.	11,982	151
			74,050
Consumer Staples (4.7%)
	WD-40 Co.	16,346	3,667
*	Celsius Holdings Inc.	45,286	3,098
	Medifast Inc.	13,987	2,878
[1]	B&G Foods Inc.	77,257	2,328
*	United Natural Foods Inc.	35,563	1,768
*	Simply Good Foods Co.	45,153	1,669
	National Beverage Corp.	27,867	1,447
	Coca-Cola Consolidated Inc.	2,379	1,357
*	Central Garden & Pet Co. Class A	29,327	1,271
	Vector Group Ltd.	77,903	1,211
	J & J Snack Foods Corp.	7,648	1,044
	Cal-Maine Foods Inc.	26,391	952
*	USANA Health Sciences Inc.	9,143	912
	PriceSmart Inc.	12,571	902
*	elf Beauty Inc.	29,511	889
	Inter Parfums Inc.	9,289	816
	MGP Ingredients Inc.	7,885	615
	Calavo Growers Inc.	8,602	349
*	Central Garden & Pet Co.	7,052	340
			27,513
Energy (2.6%)
*	Range Resources Corp.	176,607	3,454
	Civitas Resources Inc.	58,729	3,002
*	Renewable Energy Group Inc.	59,905	2,862
	Matador Resources Co.	56,350	2,213
*	Southwestern Energy Co.	459,933	2,061
*	DMC Global Inc.	22,386	817
	Core Laboratories NV	22,087	506
	Dorian LPG Ltd.	18,794	231
			15,146
Financials (11.8%)
*	Trupanion Inc.	40,780	5,029
	Walker & Dunlop Inc.	34,909	4,911
	ServisFirst Bancshares Inc.	58,171	4,676
*	Mr Cooper Group Inc.	102,760	4,035
*	Axos Financial Inc.	63,651	3,603
*	Triumph Bancorp Inc.	28,149	3,585
	Virtus Investment Partners Inc.	8,574	2,550
*	Green Dot Corp. Class A	65,134	2,338
*	PRA Group Inc.	54,641	2,320
	Community Bank System Inc.	30,199	2,134
	Brightsphere Investment Group Inc.	70,943	2,130
*	Palomar Holdings Inc.	28,724	2,099
*	NMI Holdings Inc. Class A	102,118	2,002

		Shares	Market Value ($000)
	Flagstar Bancorp Inc.	37,776	1,758
	Piper Sandler Cos.	10,586	1,755
	Independent Bank Corp. (Massachusetts)	20,418	1,614
*	LendingTree Inc.	13,683	1,551
	Meta Financial Group Inc.	21,357	1,277
	Park National Corp.	9,559	1,244
	CVB Financial Corp.	62,610	1,196
*	StoneX Group Inc.	20,128	1,131
	B. Riley Financial Inc.	12,955	1,003
*	Bancorp Inc.	35,447	1,002
	National Bank Holdings Corp. Class A	23,087	984
*	Selectquote Inc.	99,409	895
	Lakeland Financial Corp.	12,641	893
	Hilltop Holdings Inc.	26,027	886
	HCI Group Inc.	7,885	870
	Westamerica Bancorp	14,714	791
	Great Western Bancorp Inc.	22,391	751
*	Donnelley Financial Solutions Inc.	15,467	723
	BancFirst Corp.	11,095	706
	Two Harbors Investment Corp.	119,504	703
*	World Acceptance Corp.	3,416	702
	City Holding Co.	8,435	662
	Redwood Trust Inc.	50,067	642
*	eHealth Inc.	28,162	622
	Berkshire Hills Bancorp Inc.	18,578	496
	James River Group Holdings Ltd.	17,755	469
	AMERISAFE Inc.	8,601	457
*	Blucora Inc.	25,421	412
	Invesco Mortgage Capital Inc.	127,148	381
	WisdomTree Investments Inc.	54,221	333
*	Ambac Financial Group Inc.	18,639	278
	Greenhill & Co. Inc.	10,216	174
			68,773
Health Care (18.0%)
*	Omnicell Inc.	51,830	9,174
*	NeoGenomics Inc.	146,436	5,017
	Ensign Group Inc.	62,457	4,767
*	AMN Healthcare Services Inc.	35,503	4,048
*	Cytokinetics Inc.	99,578	3,917
*	Merit Medical Systems Inc.	60,369	3,795
*	Pacira BioSciences Inc.	53,002	2,789
*	Apollo Medical Holdings Inc.	28,262	2,647
*	Corcept Therapeutics Inc.	124,381	2,612
	CONMED Corp.	19,463	2,559
*	Xencor Inc.	69,526	2,518
*	Emergent BioSolutions Inc.	56,970	2,514
*	Allscripts Healthcare Solutions Inc.	149,037	2,478
*	Fulgent Genetics Inc.	22,866	2,138
*	Vericel Corp.	55,562	2,067
*	Heska Corp.	12,683	2,041
*	ModivCare Inc.	14,672	2,011
	Mesa Laboratories Inc.	6,197	1,914
*	Supernus Pharmaceuticals Inc.	63,307	1,897
	Owens & Minor Inc.	46,748	1,870
*	Community Health Systems Inc.	147,876	1,779
	Select Medical Holdings Corp.	64,577	1,734
*	Avanos Medical Inc.	57,311	1,729
*	Ligand Pharmaceuticals Inc.	10,324	1,672

		Shares	Market Value ($000)
*	Addus HomeCare Corp.	18,954	1,653
*	Glaukos Corp.	35,604	1,532
*	REGENXBIO Inc.	44,797	1,434
*	Coherus Biosciences Inc.	75,858	1,409
*	Joint Corp.	17,176	1,373
*	OptimizeRx Corp.	21,052	1,368
*	CorVel Corp.	7,219	1,357
*	Covetrus Inc.	73,997	1,330
*	BioLife Solutions Inc.	34,746	1,326
*	Avid Bioservices Inc.	42,342	1,294
*	Integer Holdings Corp.	15,771	1,258
*	Innoviva Inc.	74,729	1,249
	LeMaitre Vascular Inc.	22,932	1,073
*	Meridian Bioscience Inc.	51,624	1,028
*	MEDNAX Inc.	40,264	989
*	Endo International plc	169,612	950
	Simulations Plus Inc.	18,767	882
*	Tivity Health Inc.	34,710	827
*	Enanta Pharmaceuticals Inc.	9,032	797
*	Collegium Pharmaceutical Inc.	42,298	744
	US Physical Therapy Inc.	8,482	729
*	RadNet Inc.	25,734	694
*	Pennant Group Inc.	32,198	655
*	Harmony Biosciences Holdings Inc.	17,187	586
*	Amphastar Pharmaceuticals Inc.	28,727	562
*	Vanda Pharmaceuticals Inc.	33,917	549
*	OraSure Technologies Inc.	54,930	513
*	NextGen Healthcare Inc.	31,753	492
*	Cardiovascular Systems Inc.	24,555	491
*	Organogenesis Holdings Inc. Class A	47,431	477
*	uniQure NV	16,751	467
*	Surmodics Inc.	10,585	465
*	Tactile Systems Technology Inc.	23,636	461
*	Hanger Inc.	26,803	452
*	Cara Therapeutics Inc.	33,797	445
*	CryoLife Inc.	24,897	428
*	AngioDynamics Inc.	16,169	416
*	Inogen Inc.	10,288	314
*	Tabula Rasa HealthCare Inc.	27,434	312
*	Zynex Inc.	23,527	301
*	Cutera Inc.	8,522	297
*	Anika Therapeutics Inc.	6,843	268
*	HealthStream Inc.	11,380	264
*	Orthofix Medical Inc.	8,410	257
*	Computer Programs & Systems Inc.	8,168	241
*	Eagle Pharmaceuticals Inc.	4,922	235
*	ANI Pharmaceuticals Inc.	4,137	170
*	Spectrum Pharmaceuticals Inc.	107,202	169
*,2	Lantheus Holdings Inc. CVR	35,713	—
			105,270
Industrials (16.9%)
*	Chart Industries Inc.	42,468	7,413
	Exponent Inc.	62,074	7,232
	Matson Inc.	51,833	4,226
	Comfort Systems USA Inc.	43,296	4,107
	Franklin Electric Co. Inc.	46,512	4,095
	Watts Water Technologies Inc. Class A	21,365	4,032
	AAON Inc.	49,361	3,850

		Shares	Market Value ($000)
*	Vicor Corp.	25,433	3,649
	John Bean Technologies Corp.	23,107	3,646
	Forward Air Corp.	32,312	3,191
	UFP Industries Inc.	37,615	3,133
	Federal Signal Corp.	72,904	3,093
	Applied Industrial Technologies Inc.	28,262	2,686
*	Gibraltar Industries Inc.	38,915	2,642
	Hillenbrand Inc.	57,470	2,563
*	AeroVironment Inc.	27,460	2,218
	Korn Ferry	26,514	1,929
*	SPX Corp.	31,307	1,820
	UniFirst Corp.	9,439	1,809
	Aerojet Rocketdyne Holdings Inc.	40,036	1,683
	Alamo Group Inc.	11,791	1,677
*	Proto Labs Inc.	33,053	1,657
	Arcosa Inc.	31,127	1,593
	SPX FLOW Inc.	18,900	1,578
	Albany International Corp. Class A	19,345	1,566
	ManTech International Corp. Class A	22,268	1,513
	Mueller Industries Inc.	27,317	1,511
	ESCO Technologies Inc.	18,374	1,502
*	PGT Innovations Inc.	71,224	1,463
*	Allegiant Travel Co.	7,912	1,370
*	MYR Group Inc.	11,292	1,250
	Marten Transport Ltd.	71,324	1,147
	Lindsay Corp.	7,821	1,138
	Brady Corp. Class A	22,620	1,137
*,2	Raven Industries Inc.	17,949	1,041
	Astec Industries Inc.	16,548	1,037
	Moog Inc. Class A	13,308	920
	AZZ Inc.	16,712	867
	Tennant Co.	10,228	805
*	Forrester Research Inc.	13,247	748
*	American Woodmark Corp.	10,607	654
	Enerpac Tool Group Corp. Class A	29,499	623
*	US Ecology Inc.	14,591	497
	Heartland Express Inc.	27,280	457
*	Triumph Group Inc.	27,114	454
*	Viad Corp.	10,101	427
	Insteel Industries Inc.	9,414	397
*	CIRCOR International Inc.	8,648	233
*	Titan International Inc.	27,344	188
	Park Aerospace Corp.	8,958	116
			98,583
Information Technology (20.5%)
	Power Integrations Inc.	71,894	7,192
*	Vonage Holdings Corp.	300,307	6,192
*	SPS Commerce Inc.	42,722	6,023
*	Diodes Inc.	53,618	5,702
*	MaxLinear Inc. Class A	83,889	5,648
*	Onto Innovation Inc.	58,750	5,532
*	Perficient Inc.	39,267	5,381
*	ExlService Holdings Inc.	39,553	5,137
*	Alarm.com Holdings Inc.	54,737	4,367
*	Viavi Solutions Inc.	272,716	4,039
	Advanced Energy Industries Inc.	45,762	4,013
*	FormFactor Inc.	92,633	3,883
	Badger Meter Inc.	34,795	3,562

		Shares	Market Value ($000)
*	Rogers Corp.	11,838	3,227
*	Fabrinet	27,267	3,015
	EVERTEC Inc.	71,220	2,991
*	LivePerson Inc.	77,363	2,991
*	Ultra Clean Holdings Inc.	53,300	2,921
*	8x8 Inc.	133,577	2,879
	Kulicke & Soffa Industries Inc.	36,177	2,086
*	Cohu Inc.	57,891	1,909
	TTEC Holdings Inc.	21,820	1,841
*	Itron Inc.	28,011	1,734
	Progress Software Corp.	33,978	1,646
*	Plexus Corp.	19,239	1,619
*	Axcelis Technologies Inc.	26,076	1,612
*	3D Systems Corp.	70,066	1,596
*	Rambus Inc.	54,644	1,470
	Xperi Holding Corp.	78,865	1,413
*	Bottomline Technologies DE Inc.	28,194	1,264
*	CEVA Inc.	27,418	1,209
	CSG Systems International Inc.	19,485	1,027
*	Agilysys Inc.	23,209	1,011
*	OSI Systems Inc.	10,545	959
*	Extreme Networks Inc.	66,412	897
*	Veeco Instruments Inc.	32,981	877
*	FARO Technologies Inc.	12,547	871
	Ebix Inc.	28,350	866
*	Plantronics Inc.	32,742	836
	Methode Electronics Inc.	18,650	829
*	Ichor Holdings Ltd.	16,944	811
*	Arlo Technologies Inc.	99,129	768
*	Consensus Cloud Solutions Inc.	12,063	756
	CTS Corp.	20,477	713
*	OneSpan Inc.	41,109	703
*	PDF Solutions Inc.	21,609	647
*	Unisys Corp.	35,378	642
*	Harmonic Inc.	58,073	624
*	Digi International Inc.	23,482	506
*	Photronics Inc.	36,046	476
*	Diebold Nixdorf Inc.	40,627	329
*	DSP Group Inc.	14,032	309
*	CalAmp Corp.	16,743	154
			119,705
Materials (4.5%)
	Balchem Corp.	38,602	6,099
*	Livent Corp.	192,636	5,835
	Quaker Chemical Corp.	15,990	3,643
	HB Fuller Co.	31,935	2,336
*	Arconic Corp.	72,974	1,950
	Stepan Co.	13,772	1,552
	Innospec Inc.	11,211	910
	Materion Corp.	9,254	784
*	GCP Applied Technologies Inc.	33,221	776
*	Ferro Corp.	34,479	728
*	Century Aluminum Co.	35,947	476
	Hawkins Inc.	12,481	414
	Myers Industries Inc.	16,737	326
	American Vanguard Corp.	14,341	205

			Shares	Market Value ($000)
		FutureFuel Corp.	12,861	97
				26,131
Real Estate (5.8%)
		Innovative Industrial Properties Inc.	28,530	7,327
		Essential Properties Realty Trust Inc.	141,000	3,811
		Agree Realty Corp.	41,099	2,777
		Uniti Group Inc.	178,037	2,363
		St. Joe Co.	39,292	1,886
		Lexington Realty Trust	119,068	1,792
		Independence Realty Trust Inc.	61,311	1,502
		Four Corners Property Trust Inc.	51,008	1,378
		CareTrust REIT Inc.	59,156	1,196
		Community Healthcare Trust Inc.	27,760	1,194
		NexPoint Residential Trust Inc.	15,352	1,145
		Safehold Inc.	15,933	1,140
		Centerspace	9,528	974
		Easterly Government Properties Inc. Class A	42,956	901
		Tanger Factory Outlet Centers Inc.	43,320	858
		Industrial Logistics Properties Trust	35,174	779
		Getty Realty Corp.	21,783	665
*		Marcus & Millichap Inc.	13,665	586
		LTC Properties Inc.	18,376	584
		Universal Health Realty Income Trust	6,996	389
		Saul Centers Inc.	6,312	311
		RE/MAX Holdings Inc. Class A	9,411	259
				33,817
Utilities (1.2%)
		California Water Service Group	36,217	2,282
		American States Water Co.	23,746	2,236
		Chesapeake Utilities Corp.	10,707	1,364
		Middlesex Water Co.	9,417	970
				6,852
Total Common Stocks (Cost $517,736)				583,457
		Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3,4]	Vanguard Market Liquidity Fund (Cost $2,403)	0.077%	24,029	2,403
Total Investments (100.4%) (Cost $520,139)				585,860
Other Assets and Liabilities—Net (-0.4%)				(2,334)
Net Assets (100%)				583,526
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,507,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,550,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at November 30, 2021.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	582,416	—	1,041	583,457
Temporary Cash Investments	2,403	—	—	2,403
Total	584,819	—	1,041	585,860